Restructuring - Schedule of Company's Resource Alignment Program Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	$ 67	$ 62
Resource Alignment Program | Cost of sales
Restructuring Cost and Reserve
Charges incurred	11	25
Resource Alignment Program | Research and Development
Restructuring Cost and Reserve
Charges incurred	5	4
Resource Alignment Program | Selling, marketing and administration
Restructuring Cost and Reserve
Charges incurred	62	235
Resource Alignment Program Total
Restructuring Cost and Reserve
Charges incurred	$ 78	$ 264